UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2010

             Check here if Amendment [ ]; Amendment Number: ______
            This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name:    Maverick Capital, Ltd.
                          Address: 300 Crescent Court
                                   18th Floor
                                   Dallas, TX 75201



                         Form 13F File Number: 28-06270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  John T. McCafferty
                            Title: General Counsel
                            Phone: 214.880.4000


Signature, Place, and Date of Signing:

  /s/ John T. McCafferty              Dallas, TX            November 15, 2010
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]


                         Report Type (Check one only):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

                      Number of Other Included Managers:      0
                      Form 13F Information Table Entry Total: 71
                      Form 13F Information Table Value Total: $9,202,369
                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER          CLASS         CUSIP     (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
ABERCROMBIE &
FITCH CO                  CL A       002896207    266,306    6,772,788   SH             SOLE                6,772,788    0      0
AMDOCS LTD                ORD        G02602103     24,382      850,722   SH             SOLE                  850,722    0      0
AMERICA MOVIL
SAB DE CV            SPON ADR L SHS  02364W105     88,070    1,651,414   SH             SOLE                1,651,414    0      0
APOLLO GROUP INC          CL A       037604105    394,095    7,674,685   SH             SOLE                7,674,685    0      0
APPLE INC                 COM        037833100    377,920    1,331,875   SH             SOLE                1,331,875    0      0
ARTIO GLOBAL
INVS INC                COM CL A     04315B107     17,539    1,146,363   SH             SOLE                1,146,363    0      0
BED BATH &
BEYOND INC                COM        075896100    254,825    5,870,192   SH             SOLE                5,870,192    0      0
BLUEFLY INC             COM NEW      096227301      8,093    3,704,101   SH             SOLE                3,704,101    0      0
CAPELLA EDUCATION
COMPANY                   COM        139594105     57,310      738,339   SH             SOLE                  738,339    0      0
CARDIOVASCULAR
SYS INC DEL               COM        141619106      7,162    1,366,817   SH             SOLE                1,366,817    0      0
CHILDRENS PL
RETAIL STORES I           COM        168905107    119,751    2,455,432   SH             SOLE                2,455,432    0      0
CHINA NUOKANG
BIO-PHARM INC         SPONSORED ADS  16949B113      3,000      600,000   SH             SOLE                  600,000    0      0
CITIGROUP INC             COM        172967101    333,831   85,378,710   SH             SOLE               85,378,710    0      0
CITIGROUP INC       UNIT 99/99/9999  172967416     59,020      500,000   SH             SOLE                  500,000    0      0
COCA COLA
ENTERPRISES INC           COM        191219104    125,955    4,063,073   SH             SOLE                4,063,073    0      0
COMCAST CORP NEW          CL A       20030N101     90,776    5,020,800   SH             SOLE                5,020,800    0      0
COMCAST CORP NEW        CL A SPL     20030N200    161,779    9,510,830   SH             SOLE                9,510,830    0      0
COMMSCOPE INC             COM        203372107    221,787    9,342,313   SH             SOLE                9,342,313    0      0
CORNING INC               COM        219350105    377,905   20,673,150   SH             SOLE               20,673,150    0      0
DAVITA INC                COM        23918K108    127,311    1,844,291   SH             SOLE                1,844,291    0      0
DELL INC                  COM        24702R101    112,411    8,667,012   SH             SOLE                8,667,012    0      0
DEVRY INC DEL             COM        251893103     83,249    1,691,715   SH             SOLE                1,691,715    0      0
DIGITALGLOBE INC        COM NEW      25389M877     39,664    1,304,729   SH             SOLE                1,304,729    0      0
DIRECTV                 COM CL A     25490A101    236,377    5,678,040   SH             SOLE                5,678,040    0      0
DOLLAR GEN CORP NEW       COM        256677105    172,222    5,887,935   SH             SOLE                5,887,935    0      0
ERICSSON L M TEL CO   ADR B SEK 10   294821608    114,126   10,403,427   SH             SOLE               10,403,427    0      0
EXPEDIA INC DEL           COM        30212P105    328,341   11,630,915   SH             SOLE               11,630,915    0      0
FAMILY DLR
STORES INC                COM        307000109    129,100    2,923,458   SH             SOLE                2,923,458    0      0
GILEAD SCIENCES INC       COM        375558103    127,097    3,569,147   SH             SOLE                3,569,147    0      0
GOLDMAN SACHS
GROUP INC                 COM        38141G104    146,907    1,016,095   SH             SOLE                1,016,095    0      0
GOODRICH CORP             COM        382388106    127,231    1,725,637   SH             SOLE                1,725,637    0      0
GOOGLE INC                CL A       38259P508    255,234      485,429   SH             SOLE                  485,429    0      0
HEWLETT PACKARD CO        COM        428236103    385,686    9,167,720   SH             SOLE                9,167,720    0      0
HISOFT TECHNOLOGY
INTL LTD             SPONSORED ADR   43358R108     13,025      529,672   SH             SOLE                  529,672    0      0
HOME INNS  & HOTELS
MGMT INC                SPON ADR     43713W107     71,527    1,444,703   SH             SOLE                1,444,703    0      0
INTERACTIVE BROKERS
GROUP IN                 COM         45841N107     26,035    1,512,767   SH             SOLE                1,512,767    0      0
INVESCO LTD              SHS         G491BT108    126,788    5,972,100   SH             SOLE                5,972,100    0      0
IRONWOOD
PHARMACEUTICALS INC     COM CL A     46333X108     37,128    3,647,124   SH             SOLE                3,647,124    0      0
ITAU UNIBANCO
HLDG SA            SPON ADR REP PFD  465562106     63,338    2,619,421   SH             SOLE                2,619,421    0      0
ITRON INC                COM         465741106    127,616    2,084,203   SH             SOLE                2,084,203    0      0
KIRKLANDS INC            COM         497498105     15,296    1,103,628   SH             SOLE                1,103,628    0      0
LENDER PROCESSING
SVCS INC                 COM         52602E102    145,305    4,372,703   SH             SOLE                4,372,703    0      0
LIFE TECHNOLOGIES
CORP                     COM         53217V109    122,123    2,615,613   SH             SOLE                2,615,613    0      0
LONGTOP FINL
TECHNOLOGIES LT          ADR         54318P108    153,948    3,912,267   SH             SOLE                3,912,267    0      0
MACYS INC                COM         55616P104    205,727    8,913,669   SH             SOLE                8,913,669    0      0

                                                    FORM 13 INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
                        TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER          CLASS         CUSIP     (X$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------  ---------------  ---------- ---------- ----------- ------ ----- -----------  --------- ----------- ------ ------
MARVELL TECHNOLOGY
GROUP LTD                ORD         G5876H105    379,857   21,693,708   SH             SOLE               21,693,708    0      0
MEDIDATA
SOLUTIONS INC            COM         58471A105     19,626    1,022,190   SH             SOLE                1,022,190    0      0
ORACLE CORP              COM         68389X105    122,558    4,564,540   SH             SOLE                4,564,540    0      0
OWENS CORNING NEW        COM         690742101     44,703    1,744,168   SH             SOLE                1,744,168    0      0
PERFECT WORLD
CO LTD               SPON ADR REP B  71372U104     83,283    3,245,652   SH             SOLE                3,245,652    0      0
PFIZER INC               COM         717081103    368,410   21,456,618   SH             SOLE               21,456,618    0      0
PROGRESSIVE CORP
OHIO                     COM         743315103    250,597   12,007,515   SH             SOLE               12,007,515    0      0
QUALCOMM INC             COM         747525103     52,643    1,166,401   SH             SOLE                1,166,401    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SER N  780097770      2,334      150,500   SH             SOLE                  150,500    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF M   780097796      4,413      284,900   SH             SOLE                  284,900    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF S   780097739      9,343      591,300   SH             SOLE                  591,300    0      0
ROYAL BK SCOTLAND
GROUP PLC            ADR PREF SHS Q  780097754      9,570      590,000   SH             SOLE                  590,000    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR PREF T   780097713     20,995    1,250,100   SH             SOLE                1,250,100    0      0
ROYAL BK SCOTLAND
GROUP PLC            SP ADR L RP PF  780097788      9,583      498,350   SH             SOLE                  498,350    0      0
ROYAL BK SCOTLAND
GROUP PLC              SPON ADR F    780097804        275       11,500   SH             SOLE                   11,500    0      0
SIGNET JEWELERS
LIMITED                   SHS        G81276100     33,716    1,062,249   SH             SOLE                1,062,249    0      0
SKYWORKS
SOLUTIONS INC             COM        83088M102     71,307    3,449,786   SH             SOLE                3,449,786    0      0
SOLARWINDS INC            COM        83416B109    103,433    5,992,657   SH             SOLE                5,992,657    0      0
SOUFUN HLDGS LTD          ADR        836034108     13,495      207,040   SH             SOLE                  207,040    0      0
STANLEY BLACK
& DECKER INC              COM        854502101    251,759    4,108,346   SH             SOLE                4,108,346    0      0
TEVA PHARMACEUTICAL
INDS LTD                  ADR        881624209    119,333    2,262,238   SH             SOLE                2,262,238    0      0
TYCO
INTERNATIONAL LTD         SHS        H89128104    232,882    6,340,373   SH             SOLE                6,340,373    0      0
UNITEDHEALTH
GROUP INC                 COM        91324P102    238,340    6,788,388   SH             SOLE                6,788,388    0      0
VANCEINFO
TECHNOLOGIES INC          ADR        921564100      7,461      230,717   SH             SOLE                  230,717    0      0
WELLPOINT INC             COM        94973V107    251,376    4,438,129   SH             SOLE                4,438,129    0      0
WINNEBAGO INDS INC        COM        974637100     18,759    1,800,316   SH             SOLE                1,800,316    0      0